Lease (Details) - Schedule of operating lease arrangements - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Operating lease right-of-use assets	$ 1,098,760	$ 1,161,141	$ 1,471,899
LIABILITIES
Operating lease liabilities (current)	387,333	369,314	347,100
Operating lease liabilities (noncurrent)	$ 711,427	$ 791,827	$ 1,124,799